Property And Equipment (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Property And Equipment Details
Vehicles	$ 29,598	$ 29,598	$ 112,817
Furniture and Equipment	42,055	41,042	343
Personal computer book value	2,379	3,315	1,170
Subtotal	74,032	73,955	114,330
Less Accumulated Depreciation	30,302	25,822	22,122
Total	$ 43,730	$ 48,133	$ 92,208